Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets [Abstract]
Intangible assets period					2 years
Amortization of intangible assets	$ 4,475	$ 24,537	$ 19,599	$ 73,612	$ 98,149	$ 202,992
Impairment loss from continuing operations					$ 27,323	$ 750,000